Fair Value Measurements (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of marketable securities
Amortized cost, current	$ 5,485
Amortized cost, noncurrent	68,917
Amortized cost, Total	74,402	$ 38,324
Gross unrealized gain, current	52
Gross unrealized gain, noncurrent
Gross unrealized gain, Total	52	7
Gross unrealized loss, current
Gross unrealized loss, noncurrent	(82)
Gross unrealized loss	(82)	(107)
Fair value, current	5,537	16,500
Fair value, noncurrent	68,835	21,724
Fair value, Total	74,372	38,224
Matures within one year: Corporate debentures [Member]
Summary of marketable securities
Amortized cost, current	5,190	16,526
Gross unrealized gain, current	41	2
Gross unrealized loss, current		(28)
Fair value, current	5,231	16,500
Matures within one year: Government debentures [Member]
Summary of marketable securities
Amortized cost, current	295
Gross unrealized gain, current	11
Gross unrealized loss, current
Fair value, current	306
Matures after one year through three years: Corporate debentures [Member]
Summary of marketable securities
Amortized cost, noncurrent	56,514	21,798
Gross unrealized gain, noncurrent		5
Gross unrealized loss, noncurrent	(65)	(79)
Fair value, noncurrent	56,449	$ 21,724
Matures after one year through three years: Government debentures [Member]
Summary of marketable securities
Amortized cost, noncurrent	12,403
Gross unrealized gain, noncurrent
Gross unrealized loss, noncurrent	(17)
Fair value, noncurrent	$ 12,386